Fair Value Measurements - Schedule of Fair Value of Working Capital Note (Details) - Working Capital Note - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	$ 257,492
Additions	545,000	$ 260,000
Change in fair value	8,950	(2,508)
Fair value - end of period	$ 811,442	$ 257,492